Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Prepaid expenses from related parties	$ 2,712	$ 2,461
Prepaid interest	6,535	6,870
Prepaid insurance	4,373	4,449
Third party - prepaid vessel operating expenses	651	712
Other prepaid expenses	1,574	1,179
Current prepayments and other current assets	15,845	15,671
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 2,712	$ 2,461